Document And Entity Information	Aug. 14, 2023
Document Information [Line Items]
Entity, Registrant Name	iCAD, INC.
Document, Type	8-K
Document, Period End Date	Aug. 14, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-09341
Entity, Tax Identification Number	02-0377419
Entity, Address, Address Line One	98 Spit Brook Road, Suite 100
Entity, Address, City or Town	Nashua
Entity, Address, State or Province	NH
Entity, Address, Postal Zip Code	03062
City Area Code	603
Local Phone Number	882-5200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ICAD
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000749660